Derivatives and Fair Value of Financial Instruments (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commodities
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statement of Earnings
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ 20,279,000	$ 8,047,000	$ 7,047,000
Commodities | Cost of sales-products
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statement of Earnings
Amount of Gain or (Loss) Recognized in Income on Derivatives	20,279,000	8,047,000
Foreign currencies | Cost of sales-products
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statement of Earnings
Amount of Gain or (Loss) Recognized in Income on Derivatives	25,692,000	(18,538,000)
Foreign currencies | Foreign currency
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statement of Earnings
Amount of Gain or (Loss) Recognized in Income on Derivatives	(1,957,000)	(1,580,000)
Interest rate | Miscellaneous, net
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statement of Earnings
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ (14,467,000)	$ (1,309,000)